Equipment Installment Plans (Table)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Equipment installment plan receivables

The following table summarizes equipment installment plan receivables as of December 31, 2017 and 2016.

December 31,	2017	2016
(Dollars in millions)
Equipment installment plan receivables, gross	$873	$628
Deferred interest	(80)	(53)
Equipment installment plan receivables, net of deferred interest	793	575
Allowance for credit losses	(65)	(50)
Equipment installment plan receivables, net	$728	$525

Net balance presented in the Consolidated Balance Sheet as:
Accounts receivable — Customers and agents (Current portion)	$428	$345
Other assets and deferred charges (Non-current portion)	300	180
Equipment installment plan receivables, net	$728	$525

Equipment installment plan receivables credit categories

  The balance and aging of the equipment installment plan receivables on a gross basis by credit category were as follows:

	December 31, 2017			December 31, 2016
	Lower Risk	Higher Risk	Total	Lower Risk	Higher Risk	Total
(Dollars in millions)
Unbilled	$807	$20	$827	$553	$38	$591
Billed — current	31	1	32	23	2	25
Billed — past due	12	2	14	10	2	12
Equipment installment plan receivables, gross	$850	$23	$873	$586	$42	$628

Equipment installment plans allowance for credit losses

The activity in the allowance for credit losses balance for the equipment installment plan receivables was as follows:

	2017	2016
(Dollars in millions)
Allowance for credit losses, beginning of year	$50	$26
Bad debts expense	62	63
Write-offs, net of recoveries	(47)	(39)
Allowance for credit losses, end of year	$65	$50